Financial Income and Expense - Schedule of Financial Income and Financial Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest Income and Interest Expenses [Abstract]
Financial interest income	$ 232,832	$ 558,718
Total	232,832	558,718
Interest expense on financial liabilities	6,026,541	4,087,495
Foreign exchange loss, net	945,391	118,870
Bank commission expenses	1,257	2,558
Total	$ 6,973,189	$ 4,208,923